Share capital (Tables)	12 Months Ended
Jun. 30, 2025
Share Capital
Schedule of share capital
	Note	2025 Number of Shares	2025 Share Capital A$	2024 Number of Shares	2024 Share Capital A$	2023 Number of Shares	2023 Share Capital A$
Balance at 1 July		1,382,185	48,588,888	1,276,248	47,930,486	20,528,803	45,038,037

Reduction of ordinary shares due to Reverse Share Split		-	-	-	-	(19,497,565)	-
Share based payments		13,430	102,673	-	-	-	-
Share issue, debt extinguishment	30	101,026	1,106,260	-	-	-	-
Share issue, share restitution	30	28,884	316,287	-	-	-	-
Share issue, At the Market Offering	(a)	273,530	3,259,448	105,937	769,936	245,010	3,295,822
Balance at 30 June		1,799,055	53,373,556	1,382,185	48,700,422	1,276,248	48,333,859

Share issue costs		-	(172,459)	-	(111,534)	-	(403,373)
Net share capital balance		1,799,055	53,201,097	1,382,185	48,588,888	1,276,248	47,930,486

(a)	On 15 April 2025, the Group filed a prospectus supplement to our registration statement on Form F-3, File No. 333-272066 (as amended) allowing the Group to raise a further US$1,838,680, through the sale of our ordinary shares from time to time, pursuant to an At The Market Offering Agreement with H.C. Wainwright & Co., LLC. Post-30 June 2025, the Group has raised a further US$514,656 (A$781,581) before costs.